Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value Assumptions Used to Estimate Fair Value of Option
The fair value of the option award was estimated on the date of grant using the Black-Sholes option pricing model that incorporates the assumptions presented below:

	Year ended December 31, 2021	Year ended December 31, 2020
		*1	*2
Expected term of option (in years)	5.0	6.0	6.0
Expected volatility	24.83%	20.32%	20.92%
Dividend yield	3.04%	6.25%	6.97%
Risk-free interest rate	(0.10%)	(0.12%)	(0.17%)

*1	Granted on March 25, 2020
*2	Granted on May 1, 2020

Summary of Option Activity Under Stock Option Plans
A summary of option
activity
under
the
stock option plans as of and for the years ended December 31, 2021, 2020 and 2019 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value

		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2019	74,000	1	29.3	222
Granted	116,300	1
Exercised	(4,500)	1

Outstanding at December 31, 2019	185,800	1	29.0	555
Granted	98,900	1
Exercised	(37,100)	1

Outstanding at December 31, 2020	247,600	1	28.4	324
Granted	43,700	1
Exercised	(4,800)	1

Outstanding at December 31, 2021	286,500	1	27.8	802

Exercisable at December 31, 2021	286,500	1	27.8	802